ACQUISITION OF NORWEGIAN ASSETS - Narrative (Details) - CAD ($)		12 Months Ended
	Feb. 26, 2025	Dec. 31, 2025	Mar. 06, 2025
Nussir ASA (“Nussir”)
ACQUISITION OF NORWEGIAN ASSETS
Purchase price	$ 89,940,936
Number of common shares issued for asset acquisitions	24,168,149
Percentage holding of subsidiary	93.55%	94.52%
Nye Sulitjelma Gruver SA (“NSG”)
ACQUISITION OF NORWEGIAN ASSETS
Purchase price	$ 20,148,644
Number of common shares issued for asset acquisitions	5,608,000
Percentage holding of subsidiary	100.00%
Goodwill recognized	$ 0
Repparfjord Eiendom AS (“REAS”)
ACQUISITION OF NORWEGIAN ASSETS
Purchase price			$ 26,172,452
Number of common shares issued for asset acquisitions			4,210,000
Goodwill recognized			$ 0
Cash consideration			$ 11,006,855